INTANGIBLE ASSETS, NET - Estimated amortization expense relating to intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS, NET
2019	¥ 6,877
2020	5,661
2021	3,850
2022	3,370
2023	1,421
Net book value	¥ 21,179	¥ 9,949